UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6425

        Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          05/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Quality Income Municipal Fund, Inc. (NUC)

	May 31, 2005

Principal		Optional Call		Market

Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 7.4% (4.9% of Total Investments)

$ 4,620	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus	6/12 at 100.00	Baa3	$ 4,586,089
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33

7,325	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3	7,264,056
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30

5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda	6/12 at 100.00	Baa3	5,025,700
	County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

8,980	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco	5/12 at 100.00	Baa3	9,017,806
	Securitization Program, Series 2002A, 5.625%, 5/01/29

	Education and Civic Organizations - 16.0% (10.6% of Total Investments)

8,975	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000,	11/10 at 100.00	Aaa	9,911,990
	5.750%, 11/01/30 - MBIA Insured

4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects,	3/06 at 102.00	AAA	4,158,240
	Series 1996B, 5.625%, 3/01/19 - AMBAC Insured

6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 - AMBAC	11/12 at 100.00	AAA	6,840,896
	Insured

1,000	California Statewide Community Development Authority, Auxiliary Organization Revenue Certificates	4/06 at 101.00	AAA	1,033,040
	of Participation, University Corporation - California State University - Northridge, Series 1996,
	6.000%, 4/01/26 - AMBAC Insured

1,615	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,	1/10 at 101.00	Aa2	1,713,935
	Series 2002A, 5.250%, 1/01/21

7,500	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.300%, 9/01/30	9/08 at 101.00	AA	7,818,075

	University of California, Revenue Bonds, Research Facilities, Series 2001E:
2,305	5.000%, 9/01/23 - AMBAC Insured	9/09 at 101.00	AAA	2,456,715
5,150	5.000%, 9/01/24 - AMBAC Insured	9/09 at 101.00	AAA	5,488,973

	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
5,265	5.000%, 9/01/18 - FGIC Insured	9/10 at 101.00	AAA	5,704,154
10,255	5.000%, 9/01/19 - FGIC Insured	9/10 at 101.00	AAA	11,110,370

	Healthcare - 11.0% (7.2% of Total Investments)

1,750	ABAG Finance Authority for Non-Profit Corporations, California, Insured Revenue Bonds, Sansum-Santa	4/12 at 100.00	A	1,892,993
	Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
10,400	6.125%, 12/01/30	12/09 at 101.00	A3	11,359,712
7,700	6.250%, 12/01/34	12/09 at 101.00	A3	8,400,007

3,790	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,	11/05 at 100.00	A	3,797,277
	Valley Memorial Hospital, Series 1993A, 6.000%, 5/01/17

1,225	California State Public Works Board, Revenue Bonds, University of California - Davis Medical	11/14 at 100.00	AAA	1,307,896
	Center, Series 2004II-A, 5.000%, 11/01/23 - MBIA Insured

1,160	California Statewide Community Development Authority, Certificates of Participation, Cedars-Sinai	No Opt. Call	A3	1,278,517
	Medical Center, Series 1992, 6.500%, 8/01/12

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
520	5.250%, 7/01/24	7/15 at 100.00	BBB+	550,664
1,090	5.250%, 7/01/35	7/15 at 100.00	BBB+	1,140,423

5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	5,596,564
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 5/31/09)

3,110	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 1993A,	6/05 at 101.00	BBB-	3,133,605
	6.500%, 12/01/18

	Housing/Multifamily - 2.6% (1.7% of Total Investments)

4,541	California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds, Series 1992B-II,	8/05 at 100.00	Aa3	4,585,683
	6.700%, 8/01/15

1,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	1,046,960
	Communities Development, Series 1998A, 5.100%, 5/15/25 (Mandatory put 5/17/10)

1,755	Stanton, California, Multifamily Housing Revenue Bonds, Continental Gardens Apartments, Series	8/07 at 102.00	AAA	1,848,138
	1997, 5.625%, 8/01/29 (Alternative Minimum Tax) (Mandatory put 8/01/09)

	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments, Series
	1992A:
720	6.900%, 11/01/08	11/05 at 100.00	Aa2	721,656
1,030	7.000%, 11/01/14	11/05 at 100.00	Aa2	1,031,864

	Housing/Single Family - 0.0% (0.0% of Total Investments)

60	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	61,031
	Revenue Bonds, Series 1989B, 7.600%, 11/01/19 (Alternative Minimum Tax)

	Tax Obligation/General - 25.7% (17.0% of Total Investments)

1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds, Series	7/12 at 100.00	AAA	2,089,202
	2002, 5.375%, 7/01/20 - FSA Insured

11,865	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.600%, 12/01/32	6/05 at 101.00	AA-	12,001,092
	(Alternative Minimum Tax)

1,500	California, Various Purpose General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A	1,632,075

6,085	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.700%, 12/01/32	12/06 at 102.00	AA-	6,309,841
	(Alternative Minimum Tax)

2,000	California, General Obligation Refunding Bonds, Series 2002, 5.250%, 4/01/32	4/12 at 100.00	A	2,114,980

7,500	California, Various Purpose General Obligation Bonds, Series 2001, 5.125%, 6/01/22	6/11 at 100.00	A	7,911,375

	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	4,096,088
500	5.250%, 2/01/33	2/13 at 100.00	A	531,215

6,300	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A	6,759,144

1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds, Series	9/13 at 100.00	AAA	1,811,820
	2003A, 5.375%, 9/01/19 - MBIA Insured

1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation Bonds,	8/11 at 101.00	AAA	1,506,342
	Series 2002A, 5.375%, 8/01/20 - MBIA Insured

5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,561,734
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 - FSA Insured

2,265	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	2,431,998
	Series 2005A, 5.000%, 6/01/26 - FSA Insured

2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	2,152,920
	7/01/25 - FGIC Insured

1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F, 5.000%,	7/13 at 100.00	AAA	1,281,384
	7/01/17 - FSA Insured

2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,613,260
	Series 2004A, 5.250%, 8/01/24 - FSA Insured

6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	7,640,084
	2003E, 5.250%, 7/01/21 - FSA Insured

5,055	San Joaquin Delta Community College District, California, General Obligation Bonds, Series 2005A,	8/15 at 100.00	AAA	5,405,969
	5.000%, 8/01/29 - FSA Insured

1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,617,060
	2005B, 5.000%, 8/01/25 - FGIC Insured

	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
585	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	629,934
860	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	921,585

6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,403,902
	Bonds, Series 2003, 5.000%, 8/01/23 - FSA Insured

1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds,	8/13 at 100.00	AAA	1,502,145
	Series 2003A, 5.000%, 8/01/22 - FGIC Insured

3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,177,024
	Bonds, Series 2003B, 5.000%, 8/01/23 - FSA Insured

	Tax Obligation/Limited - 38.9% (25.6% of Total Investments)

1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment Project,	12/12 at 100.00	AAA	1,286,328
	Series 2002, 5.125%, 12/01/22 - AMBAC Insured

7,160	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	7,904,282

3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	3,407,823
	East End Project, Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga	6/14 at 100.00	A-	5,720,872
	State Hospital, Series 2004A, 5.500%, 6/01/20

2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Susanville	No Opt. Call	AAA	2,260,900
	State Prison, Series 1993D, 5.250%, 6/01/15 - FSA Insured

2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series	3/12 at 100.00	AAA	2,191,771
	2002C, 5.250%, 3/01/21 - AMBAC Insured

	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged Area
	Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	8/08 at 102.00	N/R	1,040,870
2,765	5.700%, 8/01/28	8/08 at 102.00	N/R	2,831,111

3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community	9/13 at 100.00	AAA	3,455,849
	Facilities District 98-1, Series 2003, 5.500%, 9/01/33 - MBIA Insured

3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A-	3,143,220
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32

2,725	Fresno, California, Certificates of Participation, Street Improvement Project, Series 1991,	6/05 at 100.00	A+	2,771,134
	6.625%, 12/01/11

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
5,000	5.625%, 6/01/33	6/13 at 100.00	A-	5,471,000
2,500	5.625%, 6/01/38	6/13 at 100.00	A-	2,726,650

530	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	572,554
	9/01/20 (WI, settling 6/07/05) - XLCA Insured

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley	11/14 at 100.00	N/R	1,046,310
	Mobile Home Park, Series 2004A, 5.950%, 11/15/39

1,910	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic, Recreational	5/07 at 101.50	AAA	2,023,645
	and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 - MBIA Insured

2,285	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/08 at 102.00	N/R	2,389,310
	5.700%, 3/01/18

1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB-	1,387,017
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19

8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/10 at 101.00	AAA	8,582,880
	Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 - FGIC Insured

4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,315,261
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 - FSA Insured

4,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	4,281,760
	Refunding Project, Series 2005A, 5.000%, 12/01/26 - MBIA Insured

3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001,	8/11 at 100.00	Aaa	3,175,203
	5.000%, 8/01/20 - MBIA Insured

14,160	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office	4/08 at 101.00	AAA	14,855,822
	Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured

2,420	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/08 at 102.00	N/R	2,471,522
	Project, Series 1998, 5.800%, 3/01/28

15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	21,442,338
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

5,200	Orange County, California, Recovery Certificates of Participation, Series 1996A, 6.000%, 7/01/26 -	7/06 at 102.00	AAA	5,457,556
	MBIA Insured

	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area Project,
	Series 2003A:
1,500	5.000%, 9/01/17 - MBIA Insured	9/13 at 100.00	AAA	1,645,290
1,500	5.000%, 9/01/20 - MBIA Insured	9/13 at 100.00	AAA	1,638,030

4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A, 5.250%,	9/13 at 100.00	AAA	4,691,261
	9/01/22 - MBIA Insured

3,040	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/09 at 102.00	N/R	3,107,762
	Series 1999A, 5.900%, 3/20/29

2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	2,659,650
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured

2,000	San Jose Unified School District, Santa Clara County, California, Certificates of Participation,	6/07 at 101.00	AAA	2,118,020
	Series 1999, 5.750%, 6/01/24 - MBIA Insured

2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	AAA	2,979,994
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 - FGIC Insured

	Transportation - 12.9% (8.5% of Total Investments)

11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	9,291,920
	Series 1999, 0.000%, 1/15/29

2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,183,640
	Project, Series 2003A, 5.000%, 8/15/20 - AMBAC Insured

2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21 - FSA	7/12 at 100.00	AAA	2,924,717
	Insured

20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	21,800,800
	Second Series 2000, Issue 25, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International
	Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 (Alternative Minimum Tax) - MBIA Insured	5/12 at 100.00	AAA	1,583,852
3,865	5.250%, 5/01/19 (Alternative Minimum Tax) - MBIA Insured	5/12 at 100.00	AAA	4,117,037

3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/12 at 100.00	AAA	3,262,320
	Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 - MBIA Insured

	U.S. Guaranteed *** - 16.1% (10.7% of Total Investments)

8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North County	7/05 at 100.00	Aaa	9,399,680
	Recycling Center, Series 1991A, 6.750%, 7/01/17

5,440	Coast Community College District, Orange County, California, General Obligation Refunding Bonds,	8/13 at 100.00	AAA	6,063,261
	Series 2003A, 5.000%, 8/01/22 (Pre-refunded to 8/01/13) - MBIA Insured

12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	18,739,861
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)

5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	5,509,850
	10/01/32

13,525	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	16,883,393
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax)

	Utilities - 14.7% (9.7% of Total Investments)

10,000	California Pollution Control Financing Authority, Revenue Bonds, Southern California Edison	6/05 at 100.00	A3	10,145,000
	Company, Series 1991, 6.900%, 12/01/17 (Alternative Minimum Tax) (a)

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	2,794,725
9,000	5.125%, 5/01/18	5/12 at 101.00	A2	9,700,110

1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,301,376
	5.000%, 7/01/21 - MBIA Insured

1,500	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	1,536,720
	2001, 6.500%, 9/01/22

5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,296,950
	Project, Series 2003, 5.700%, 9/01/36

1,705	Redlands, California, Certificates of Participation Refunding, Capital Improvement Projects, Series	9/05 at 100.00	AAA	1,710,712
	1992, 6.800%, 3/01/07 - AMBAC Insured

2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q,	8/12 at 100.00	AAA	2,634,684
	5.250%, 8/15/21 - FSA Insured

	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T:
2,500	5.250%, 5/15/22 - FGIC Insured	5/14 at 100.00	AAA	2,754,000
2,500	5.250%, 5/15/23 - FGIC Insured	No Opt. Call	AAA	2,750,025

5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989, 6.750%,	No Opt. Call	A	6,453,480
	7/01/11

4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series 2003-1A,	7/13 at 100.00	AAA	4,298,120
	5.000%, 7/01/20 - AMBAC Insured

	Water and Sewer - 6.2% (4.1% of Total Investments)

7,040	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/13 at 101.00	AAA	7,721,754
	Financing Program, Series 2004A, 5.250%, 10/01/24 - FSA Insured

	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 - MBIA Insured	12/13 at 100.00	AAA	1,116,030
1,440	5.250%, 12/01/21 - MBIA Insured	12/13 at 100.00	AAA	1,607,083
1,205	5.250%, 12/01/22 - MBIA Insured	12/13 at 100.00	AAA	1,344,816

500	Norco, California, Certificates of Participation Refunding, Water and Sewerage System Improvement	10/08 at 102.00	AAA	530,275
	Project, Series 1998, 5.125%, 10/01/28 - AMBAC Insured

5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series	11/12 at 100.00	AAA	5,851,709
	2002A, 5.000%, 11/01/19 - MBIA Insured

	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 - FGIC Insured	9/13 at 100.00	AAA	1,713,093
1,650	5.000%, 9/15/20 - FGIC Insured	9/13 at 100.00	AAA	1,802,081

$ 486,646	Total Long-Term Investments (cost $489,601,823) - 151.5%	530,861,271

	Other Assets Less Liabilities - 1.3%	4,588,931

	Preferred Shares, at Liquidation Value - (52.8)%	(185,000,000)

	Net Assets Applicable to Common Shares - 100%	$350,450,202

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
(a)	The issuer has recieved a preliminary adverse determination from the Internal Revenue Service (the "IRS")
	regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon
	payments as tax-exempt income until such time that it is formally determined that the interest on the bonds
	should be treated as taxable.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At May 31, 2005, the cost of investments was $489,378,048.

	Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$41,483,223
	Depreciation	-

	Net unrealized appreciation of investments	$41,483,223

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         07/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         07/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         07/29/05

* Print the name and title of each signing officer under his or her signature.